NATURE OF OPERATIONS (Details Textual) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 21, 2016	Feb. 26, 2015	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2014
Working Capital Surplus (Deficit)			$ 3,152,267		$ 6,711,941	$ 3,415,670
Comprehensive Income (Loss), Net of Tax, Attributable to Parent			$ (760,698)	$ (2,240,518)	$ (14,625,790)	$ (8,069,402)
Common Stock, Shares Authorized			500,000,000		250,000,000	150,000,000	200,000,000
Retained Earnings (Accumulated Deficit)			$ (36,537,038)		$ (35,776,340)	$ (21,076,464)
Interactive Motion Technologies, Inc. [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	23,650,000
Share Exchange Agreement [Member]
Stock Issued During Period, Shares, New Issues		50,000,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		100.00%